Long-Term Debt - Schedule of Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 6,493
2023	6,493
2024	6,493
2025	6,493
2026	6,493
Thereafter	911,967
Total	$ 944,432